CONSOLIDATED INCOME STATEMENT (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED INCOME STATEMENT
related-party revenue	$ 704	$ 645	$ 613
related-party cost of services	$ 3,979	$ 3,767	$ 3,592